Taxation - Major components of income tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Provision recognised for uncertain tax positions	£ 148	£ 159	£ 150
Current year charge	570	412	361
Charge in respect of prior periods	(31)	25	(50)
Total current taxation	539	437	311
Total deferred taxation	(22)	62	(114)
Income tax expense	£ 517	£ 499	£ 197